Equity - Schedule of Nonvested Stock Options Granted (Details) - Nonvested [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Nonvested Beginning	5,311	1,334
Weighted Average Exercise Price, Nonvested Beginning	$ 23.55	$ 64.35
Number of Options, Granted	10,265	12,452
Weighted Average Exercise Price, Granted	$ 4.13	$ 35.25
Number of Options, Vested	(9,969)	(8,475)
Weighted Average Exercise Price, Vested	$ (10.9)	$ (47.14)
Number of Options, Nonvested Ending	5,607	5,311
Weighted Average Exercise Price, Nonvested Ending	$ 10.56	$ 23.55
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Nonvested Beginning	15,211
Weighted Average Exercise Price, Nonvested Beginning	$ 39.9
Number of Options, Issued	169,527	34,771
Weighted Average Exercise Price, Issued	$ 10.28	$ 48.9
Number of Warrants, Cancelled	(23,288)
Weighted Average Exercise Price, Cancelled	$ (32.85)
Number of Options, Vested	(81,450)	(19,560)
Weighted Average Exercise Price, Vested	$ (12.1)	$ 55.95
Number of Options, Nonvested Ending	80,000	15,211
Weighted Average Exercise Price, Nonvested Ending	$ 7.5	$ 39.9